As filed with the Securities and Exchange Commission on or about April 12, 2001

                                         Securities Act Registration No. 33-7604
                                Investment Company Act Registration No. 811-4769


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [   ]
         Pre-Effective Amendment No.                                   [   ]
                                     ------
         Post-Effective Amendment No.    22                            [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [   ]
         Amendment No.   23                                            [X]
                       -----
                        (Check appropriate box or boxes)

                        STRONG MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

                  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
                  [ ] on (date) pursuant to paragraph (b) of Rule 485
                  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
                  [ ] 75 days after filing  pursuant to paragraph (a)(2)of Rule
                  485
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 12th day of April, 2001.

                                        STRONG MUNICIPAL BOND FUND, INC.
                                        (Registrant)


                                        By: /s/ Elizabeth N. Cohernour
                                        ----------------------------------------
                                        Elizabeth N. Cohernour, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     Name                                          Title                              Dated
                                                                                                      As Of


                                                Chairman of the Board (Principal Executive
                                                Officer) and a Director                          April 12, 2001
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              April 12, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         April 12, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         April 12, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         April 12, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         April 12, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         April 12, 2001
-----------------------------------------------
Neal Malicky*



* Cathleen A. Ebacher signs this document pursuant to powers of attorney filed with Post- Effective Amendment No. 20 to the Registration Statement on Form N-1A.

                            By: /s/ Cathleen A. Ebacher
                            -----------------------------------------
                               Cathleen A. Ebacher

                                  EXHIBIT INDEX

                                                                                                     EDGAR
Exhibit No.                  Exhibit                                                               Exhibit No.
-----------                  -------                                                               -----------

(a.3)             Amendment to Articles of Incorporation effective April 9, 2001                   EX-99.a.3

(b.2)             Amendment to Bylaws dated April 5, 2001                                          EX-99.b.2

(e)               Distribution Agreement                                                           EX-99.e

(h)               Transfer and Dividend Disbursing Agent Agreement                                 EX-99.h

(h.1)             Investor Class Shares Amended and Restated Administration Agreement              EX-99.h.1

(h.2)             Amended and Restated Advisor Class Shares Administration Agreement               EX-99.h.2

(h.3)             Amended and Restated Administration Agreement - Institutional Class Shares       EX-99.h.3

(m)               Amended and Restated Rule 12b-1 Distribution Plan                                EX-99.m

(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                              EX-99.n

(p)               Code of Ethics for Access Persons dated April 5, 2001                            EX-99.p


